Share-based payments	3 Months Ended
Mar. 31, 2021
Share-based payments.
Share-based payments

11 Share‑based payments

Expenses from share-based payment arrangements

During the three months ended March 31, 2020 and March 31, 2021, the following share-based payment arrangements existed leading to the expenses include in general administrative expenses for services received during the respective periods:

	Three months ended March 31
in EUR k	2020	2021
Expenses arising from equity-settled share-based payment transactions
- 2020 and 2021 grants to management board and employees	—	429
- 2020 grants to new CEO	—	799
- Supervisory board grant, including ESOP 2019	1,057	814
Total expenses arising from share‑based payment transactions	1,057	2,042

Share-based award activity

A detailed description of the Company’s share-based payment arrangements is included in Note 20 of the Group’s annual consolidated financial statements for the year ended December 31, 2020. During the three months ended March 31, 2021 there were no changes to the terms and conditions of the Company’s share-based payment arrangements.

The following table presents a summary the Company’s share-based payment arrangement activity for the three months ended March 31, 2021.

	ESOP 2017		2019-2021 awards (1)
number of awards (options and RSUs)	Number	WAEP	Number of options	WAEP (USD)	Number of RSUs	WAEP
Outstanding as of January 1	549,005	0.12	154,925	11.60	1,885,100	—
Granted during the year(1)	—	0.12	15,000	12.52	59,488	—
Exercised during the year	(140,169)	0.12	—	—	(164,931)	—
Outstanding as of March 31	408,836	0.12	169,925	11.68	1,779,657	—
Vested as of March 31	408,836		75,757		588,988
Exercisable as of March 31	408,836		75,757		588,988

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(1)

The granted and outstanding options and RSUs do not include the number of RSUs to be granted to the new CEO from 2022 and also do not include the number of RSUs and options to be granted to certain supervisory board members annually in 2021 and thereafter, as these number of grants depends on the trailing volume-weighted average stock price of the Company.

The option and RSUs for the years 2019-2021 as included in the table above reflect the activity related to the share-based payment awards ESOP 2019, management board and employees, new CEO awards in 2020, and supervisory board.

Grants awarded

In March 2021, 59,488 RSUs and 15,000 options were granted to management, subject to the terms of the 2019 Plan, the applicable award agreements and the terms specified in the authorization from the Supervisory Board for this purpose. The options awards and 30,000 RSUs will vest in three equal tranches over a three-year period and 29,488 RSUs will vest in four equal tranches over a four-year period starting January 1, 2022. The grant date fair value of these grants will be recognized in profit or loss over the service period by using the graded approach.

The options referred to above vest only if the 20 trading day volume-weighted average stock price of the Company’s shares preceding the vesting date of each tranche exceeds the exercise price of USD 12.52. This hurdle is considered a market condition. Therefore, expenses would not be reversed, if the tranches do not ultimately vest.

The RSUs referred to above have no performance-based vesting conditions. Each RSU represents a right to receive a payment in cash or shares equal to the value of the RSU at the exercise date. The Company has a choice to settle either in cash, in shares or a combination thereof. In line with this, both types of awards are to be settled in shares and expire on the 10th anniversary of the grant date.

The fair value of the RSUs is based on the observed value of the underlying shares. As no dividend payments are expected over the vesting period, no further adjustment is required. The weighted average fair value of RSUs granted under the 2019 Plan during the three months ended March 31, 2021 was USD 12.05. The fair value of the options awarded during the three months ended March 31, 2021 was determined using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved. The weighted average fair value of the options granted under the 2019 Plan during the three months ended March 31, 2021 was USD 7.36.

Exercises

During the three months ended March 31, 2021, 140,169 ESOP 2017 options were exercised. The weighted average share price at the date of exercise was USD 11.67. During the three months ended March 31, 2021, 164,931 RSUs related to the 2020 managmeent board and employment grant were exercised. The weighted average share price at the date of exercise was USD 12.04.